Share based compensation - Schedule of disclosure of share-based compensation arrangements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding share options
Outstanding at beginning of period (in shares)	620,000	620,000	500,000
Granted (in shares)	180,000	0	120,000
Vested (in shares)	(500,000)	0	0
Forfeited (in shares)	0	0	0
Outstanding at end of period (in shares)	300,000	620,000	620,000	500,000
Exercisable (in shares)	500,000	0	0	0
Weighted average remaining life
Outstanding (in years)	3 years 6 months	3 years	3 years	4 years
Granted (in years)	5 years	0 years	4 years
Vested (in years)	0 years	0 years	0 years
Forfeited (in years)	0 years	0 years	0 years
Exercisable (in years)	1 year 10 months 24 days	0 years	0 years	0 years
Weighted average exercise price (in $)
Outstanding at beginning of period (in USD per share)	$ 8.00	$ 8.00	$ 8.00
Granted (in USD per share)	8.72	0	8.00
Vested (in USD per share)	7.53	0	0
Forfeited (in USD per share)	0	0	0
Outstanding at end of period (in USD per share)	8.01	8.00	8.00	$ 8.00
Exercisable (in USD per share)	7.52	0	0	0
Weighted average grant date fair value (in $)
Outstanding at beginning of period (in USD per share)	2.15	2.15	2.20
Granted (in USD per share)	2.98	0	1.95
Vested (in USD per share)	2.20	0	0
Forfeited (in USD per share)	0	0	0
Outstanding at end of period (in USD per share)	2.57	2.15	2.15	2.20
Exercisable (in USD per share)	$ 0	$ 0	$ 0	$ 0